UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22395

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

(Exact name of registrant as specified in charter)

1233 Haddonfield - Berlin Road, Suite #7

Voorhees, NJ 08043

(Address of principal executive offices)

 (Zip code)

Peter C. Zeuli

Philadelphia Investment Partners, LLC

1233 Haddonfield - Berlin Road, Suite #7

Voorhees, NJ 08043

(Name and address of agent for service)

Registrant's telephone number, including area code: 856-210-6779

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Philadelphia Investment Partners New Generation Fund

ABBOTT LABS

Ticker Symbol:ABT	Cusip Number:002824100
Record Date: 7/25/2012	Meeting Date: 4/27/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Stockholder	For	With
10	Ban Accelerated vesting on awards upon change in control	Against	Stockholder	Against	With
2	Ratification of Auditors	For	Stockholder	For	With
3	Approve Executive compensation	For	Stockholder	For	With
4	Transparency in Animal Research	For	Stockholder	Against	With
5	Lobbying Disclosure	For	Stockholder	Against	Against
6	Independent Board Disclosure	Against	Stockholder	Against	With
7	Tax Gross-Ups	Against	Stockholder	Against	With
8	Equity Retention and Hedging	Against	Stockholder	Against	With
9	Incentive Compensation	Against	Stockholder	Against	With

ACCENTURE

Ticker Symbol:ACN	Cusip Number:B4BNMY3
Record Date: 8/1/2012	Meeting Date: 2/9/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Acceptance of financial statements - 12 month cycle ending 08/31/2011	For	Stockholder	For	With
2	Board of Directors - 2A-2D	For	Stockholder	For	With
3	Ratification to appoint KPMG as independent accounting firm	For	Stockholder	For	With
4	Compensation for executive officers	For	Stockholder	For	With
5	Approval of amendments to articles of assoc. to provide for the phase-in declassification of the board	For	Stockholder	For	With
6	Authorization to hold the 2013 annual general meeting of the shareholders at a location outside of Ireland	For	Stockholder	For	With
7	Authorization of Accenture to make open-market purchases of class A ordinary shares	For	Stockholder	For	With
8	Determintaion of the price range at which Accenture can re-issue shares that it acquires at treasuy stock	For	Issuer	For	With

AMAZON. COM

Ticker Symbol:AMZN	Cusip Number:023135106
Record Date: 7/31/2012	Meeting Date: 5/24/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Board of Directors	For	Stockholder	For	With
2	Ratification of appointment of Ernst & Young, LLP as Auditors	For	Stockholder	For	With
3	Approval of the material terms of the Performance Goals	For	Stockholder	For	With
4	Shareholder Proposal regarding an assesment and report of climate change	Against	Stockholder	Against	With
5	Shareholder Proposal calling for certain disclosures regarding corporate political contributions	For	Stockholder	Against	Against

CATERPILLAR

Ticker Symbol:CAT	Cusip Number:149123101
Record Date: 8/1/2012	Meeting Date: 6/13/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Board of Directors	For	Stockholder	For	With
2	Ratify appointment of independent accounting firm for 2012	For	Stockholder	For	With
3	Vote on Executive compensation	For	Stockholder	For	With
4	Amend restated certificate of Inc. and Bylaws to provide stockholders the right to call special meetings	For	Stockholder	For	With
5	Amend Bylaws Advance Notice Provisions	For	Stockholder	For	With
6	Stockholder proposal- report on politcal contributions and expenses	For	Stockholder	Against	Against
7	Stockholder proposal - Director election majority vote standard	Against	Stockholder	Against	With
8	Stockholder proposal - Review global corporate standards	Against	Stockholder	Against	With
9	Stockholder proposal - stockholder action by written consent	Against	Stockholder	Against	With

CENTURYLINK

Ticker Symbol:CTL	Cusip Number:156700106
Record Date: 7/31/2012	Meeting Date: 5/23/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Board of Directors	For	Stockholder	For	With
2a	Approve charter amendement to declassify our board of directors	For	Stockholder	For	With
2b	Approve charter amendment to increase our authorized shares	For	Stockholder	For	With
3	Appointment fo KPMG as Auditor	For	Stockholder	For	With
4	Advisory vote regarding our executive compensation	For	Stockholder	For	With
5a	Shareholder proposal regarding bonus deferrals	Against	Stockholder	Against	With
5b	Shareholder proposal regarding performance-based restricted stock	Against	Stockholder	Against	With
5c	Shareholder proposal regarding political contribution reports	For	Stockholder	Against	Against

DEPOMED INC.

Ticker Symbol:DEPO	Cusip Number:249908104
Record Date: 8/1/2012	Meeting Date: 5/15/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Board of Directors	For	Stockholder	For	With
2	Approve amendment to 2004 equity incentive plan - increase share amount by 5,200,000	For	Stockholder	For	With
3	Approve amendment to 2004 employee stock purchase plan - increase share amount by 1,000,000	For	Stockholder	For	With
4	Approve executive compensation	For	Stockholder	For	With
5	Ratify the appointment of Ernst & Young, LLP as independent accountant	For	Stockholder	For	With

DUPONT

Ticker Symbol:DD	Cusip Number:263534109
Record Date: 7/30/2012	Meeting Date: 4/25/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Stockholder	For	With
2	Ratification of Audit Firm	For	Stockholder	For	With
3	Executive Compensation, Advisory Vot	For	Stockholder	For	With
4	Independent Chair	Against	Stockholder	Against	With
5	Executive Compensation Report	Against	Stockholder	Against	With

FREEPORT MCMORAN

Ticker Symbol:FCX	Cusip Number:35671D857
Record Date: 7/31/2012	Meeting Date: 6/14/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Board of Directors	For	Stockholder	For	With
2	Approval on the compensation of named executive officers	For	Stockholder	For	With
3	Ratification of the appointment of Ernst & Young, LLP as accounting firm	For	Stockholder	For	With
4	Stockholder Proposal - hiring of a candidate with environmental expertise to be recommended for the election to the board of directors	Against	Stockholder	Against	With

GOLDMAN SACHS

Ticker Symbol:GS	Cusip Number:38141G104
Record Date: 7/31/2012	Meeting Date: 5/24/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Board of Directors	For	Stockholder	For	With
2	Approval of executive compensation	For	Stockholder	For	With
3	Approval of PricewaterhouseCoopers as accounting firm	For	Stockholder	For	With
4	Shareholder Proposal regarding cumulative voting	Against	Stockholder	Against	With
5	Shareholder Proposal regarding Executive Compensation and Long-Term Incentives	Against	Stockholder	Against	With
6	Shareholder Proposal regarding Report ofn Lobbying Exenditures	Against	Stockholder	Against	With

HOLLYFRONTIER

Ticker Symbol:HFC	Cusip Number:436106108
Record Date: 7/31/2012	Meeting Date: 5/16/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Board of Directors	For	Stockholder	For	With
2	Advisory vote to approve named executive officer compensation	For	Stockholder	For	With
3	Ratify the appointment of Ernst & Young, LLP as companies accounting firm	For	Stockholder	For	With

IBM

Ticker Symbol:IBM	Cusip Number:459200101
Record Date: 7/31/2012	Meeting Date: 4/24/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Board of Directors	For	Stockholder	For	With
2	Appointment of Independent Accounting firm	For	Stockholder	For	With
3	Executive Pay	For	Stockholder	For	With
4	Stockholder proposal on cumulative voting	Against	Stockholder	Against	With
5	Stockholder Proposal to review political contributions	For	Stockholder	Against	Against
6	Stockholder proposal for disclosure of lobbying practices	For	Stockholder	Against	Against

JOY GLOBAL

Ticker Symbol:JOY	Cusip Number:481165108
Record Date: 7/31/2012	Meeting Date: 3/6/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Board of Directors	For	Stockholder	For	With
2	Ratification of Ernst & Young as accountants	For	Stockholder	For	With
3	Compensation for Executive Officers	For	Stockholder	For	With
4	Amended and restated certification of incorporation	For	Stockholder	For	With
5	Reapproval of performance goals under the stock incentive plan of 2007	For	Stockholder	For	With

JP MORGAN CHASE

Ticker Symbol:JPM	Cusip Number:46625H100
Record Date: 7/31/2012	Meeting Date: 5/15/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Board of Directors	For	Stockholder	For	With
10	Stock Retention	Against	Stockholder	Against	With
2	Appointment of Independent Accounting Firm	For	Stockholder	For	With
3	Advisory resolution to approve executive compensation	For	Stockholder	For	With
4	Political non-partisanship	For	Stockholder	Against	Against
5	Independent director as chairman	For	Stockholder	For	With
6	Loan Servicing	Against	Stockholder	Against	With
7	Corporate Political Contributions Report	For	Stockholder	Against	Against
8	Genocide-free investiog	Against	Stockholder	Against	With
9	Shareholder action by written consent	Against	Stockholder	Against	With

LITTLEFUSE

Ticker Symbol:LFUS	Cusip Number:537008104
Record Date: 7/30/2012	Meeting Date: 4/27/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Board of Directors	For	Stockholder	For	With
2	Approval of Auditors	For	Stockholder	For	With
3.	Compensation of Named Executive Directors - non-binding	For	Stockholder	For	With

MICREL

Ticker Symbol:MCRL	Cusip Number:594793101
Record Date: 7/31/2012	Meeting Date: 5/24/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Board of Directors	For	Stockholder	For	With
2	Ratify selection of PricewaterhouseCoopers as accounting	For	Stockholder	For	With
3	Compensation of Executive Officers	For	Stockholder	For	With
4	Adoption of incentive award plan - reservation of 6,000,000 under plan	For	Stockholder	For	With

PHILIP MORRIS INTERNATIONAL

Ticker Symbol:PM	Cusip Number:718172109
Record Date: 7/30/2012	Meeting Date: 5/9/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of the Board of Directors	For	Stockholder	For	With
2	Approval of Independent Auditors	For	Stockholder	For	With
3	Approve Executive Compensation	For	Stockholder	For	With
4	Approval of 2012 Performance Incentive Plan	For	Stockholder	For	With
5	Independent Board Chair	Against	Stockholder	Against	With
6	Create Independent Ethics Committee	Against	Stockholder	Against	With

POZEN INC.

Ticker Symbol:POZN	Cusip Number:73941U102
Record Date: 8/1/2012	Meeting Date: 6/7/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Board of Directors	For	Stockholder	For	With
2	Approve Executive Compensation	For	Stockholder	For	With
3	Ratify the selection of Ernst & Young, LLP as independent accountants	For	Stockholder	For	With

PRICELINE.COM INC.

Ticker Symbol:PCLN	Cusip Number:741503403
Record Date: 8/1/2012	Meeting Date: 6/7/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Board of Directors	For	Stockholder	For	With
2	Ratify the selection of Deloitte & Touche LLP and independent accountants	For	Stockholder	For	With
3	Approve compensation to executive officers	For	Stockholder	For	With
4	Approve a stockholder proposal on stockholder action by written consent	Against	Stockholder	Against	With

SOTHEBY'S

Ticker Symbol:BID	Cusip Number:835898107
Record Date: 7/31/2012	Meeting Date: 5/8/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Board of Directors	For	Stockholder	For	With
2	Ratification of Deloitte & Touche, LLP as auditors	For	Stockholder	For	With
3	Reapproval of Sotheby's Executive Bounus Plan	For	Stockholder	For	With
4	Executive vote on Compensationi	For	Stockholder	For	With
5	Shareholder Proposal on detailed succession planning policy	Against	Stockholder	Against	With
6	Shareholder Proposal on prohibiting accelerated equity award vesting on change of control	Against	Stockholder	Against	With

STURM RUGER & COMPANY

Ticker Symbol:RGR	Cusip Number:864159108
Record Date: 7/30/2012	Meeting Date: 5/2/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Vote on Board of Directors	For	Stockholder	For	With
2	Auditor appointment	For	Stockholder	For	With
3	Compensation of Executive Officers	For	Stockholder	For	With

TIME WARNER CABLE

Ticker Symbol:TWC	Cusip Number:88732J207
Record Date: 7/30/2012	Meeting Date: 5/17/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Board of Directors	For	Stockholder	For	With
2	Ratification of Independent Audit Firm	For	Stockholder	For	With
3	Approval of 2012 Annual Bonus Plan	For	Stockholder	For	With
4	Approve named executive compensation	For	Stockholder	For	With
5	Stockholder proposal on special stockholder meeting	Against	Stockholder	Against	With
6	Such other matters as may properly come before meeting or any adjornment of adjornment thererof	Against	Stockholder	Against	With

TJX COMPANIES

Ticker Symbol:TJX	Cusip Number:872540109
Record Date: 8/1/2012	Meeting Date: 6/13/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Board of Directors	For	Stockholder	For	With
2	Ratification of appointment of independent accounting firm	For	Stockholder	For	With
3	Approval of executive officer performance goals	For	Stockholder	For	With
4	Approval of executive compensation	For	Stockholder	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

By Peter C. Zeuli

* Peter C. Zeuli

Trustee, Chief Executive Officer, and Chief Financial Officer

Date: August 1, 2012

*Print the name and title of each signing officer under his or her signature.